Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Property, equipment and software, net
Total		¥ 11,979		¥ 16,050
Less: Accumulated depreciation and amortization		(5,332)		(8,244)
Property, equipment and software, net		6,647	$ 1,135	7,806
Depreciation and amortization expenses	¥ 2,912	2,314
Computer and electronic equipment
Property, equipment and software, net
Total		7,737		11,239
Software
Property, equipment and software, net
Total		3,008		3,705
Office furniture and equipment
Property, equipment and software, net
Total		¥ 1,234		¥ 1,106